STATEMENT OF STOCKHOLDERS (DEFICIT) EQUITY (BIG TOKEN, INC) - USD ($)	Total	Big Token, Inc. [Member]	Big Token, Inc. [Member] Common Class A [Member]	Big Token, Inc. [Member] Common Class B [Member]	Preferred Stock [Member]	Preferred Stock [Member] Big Token, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Big Token, Inc. [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Big Token, Inc. [Member]
Balance at Dec. 31, 2016	$ 8,824,250						$ 22,529,303		$ (14,390,004)
Balance, shares at Dec. 31, 2016
Net income (loss)	(13,032,117)	$ (209,623)							(13,032,117)
Balance at Dec. 31, 2017	5,914,290	(208,623)		$ 1,000			32,546,820		(27,521,941)
Balance, shares at Dec. 31, 2017				1,000,000
Balance at Dec. 13, 2017
Balance, shares at Dec. 13, 2017
Shares issued to Parent Company		1,000		$ 1,000
Shares issued to Parent Company, shares				1,000,000
Net income (loss)		(209,623)								(2,044,054)
Balance at Dec. 31, 2017	5,914,290	(208,623)		$ 1,000			32,546,820		(27,521,941)
Balance, shares at Dec. 31, 2017				1,000,000
Net income (loss)	11,068	(306,395)							11,068	(306,395)
Balance at Mar. 31, 2018	6,241,488	(515,018)		$ 1,000			33,732,148		(27,510,873)	(516,018)
Balance, shares at Mar. 31, 2018				1,000,000
Balance at Dec. 31, 2017	5,914,290	(208,623)		$ 1,000			32,546,820		(27,521,941)
Balance, shares at Dec. 31, 2017				1,000,000
Net income (loss)	(4,010,344)	(928,216)
Balance at Jun. 30, 2018	3,265,706	1,137,839		$ 1,000			33,918,216		(31,532,283)	1,137,839
Balance, shares at Jun. 30, 2018				1,000,000
Balance at Dec. 31, 2017	5,914,290	(208,623)		$ 1,000			32,546,820		(27,521,941)
Balance, shares at Dec. 31, 2017				1,000,000
Net income (loss)	8,743,593	(2,044,054)							8,743,593
Balance at Dec. 31, 2018	14,101,372	(2,252,677)		$ 1,000			32,869,611		(18,778,348)	(2,253,677)
Balance, shares at Dec. 31, 2018				1,000,000
Balance at Mar. 31, 2018	6,241,488	(515,018)		$ 1,000			33,732,148		(27,510,873)	(516,018)
Balance, shares at Mar. 31, 2018				1,000,000
Net income (loss)	(4,021,410)	(621,821)							(4,021,410)	(621,821)
Balance at Jun. 30, 2018	3,265,706	1,137,839		$ 1,000			33,918,216		(31,532,283)	1,137,839
Balance, shares at Jun. 30, 2018				1,000,000
Balance at Dec. 31, 2018	14,101,372	(2,252,677)		$ 1,000			32,869,611		(18,778,348)	(2,253,677)
Balance, shares at Dec. 31, 2018				1,000,000
Net income (loss)	(5,785,404)	(721,466)							(5,785,404)	(721,466)
Balance at Mar. 31, 2019	8,436,853	(2,974,143)		$ 1,000			32,990,496		(24,563,752)	(2,975,143)
Balance, shares at Mar. 31, 2019				1,000,000
Balance at Dec. 31, 2018	14,101,372	(2,252,677)		$ 1,000			32,869,611		(18,778,348)	(2,253,677)
Balance, shares at Dec. 31, 2018				1,000,000
Net income (loss)	(13,884,055)	(1,764,648)
Balance at Jun. 30, 2019	9,380,253	(4,017,325)		$ 1,000			42,030,110		(32,662,403)	(4,018,325)
Balance, shares at Jun. 30, 2019				1,000,000
Balance at Mar. 31, 2019	8,436,853	(2,974,143)		$ 1,000			32,990,496		(24,563,752)	(2,975,143)
Balance, shares at Mar. 31, 2019				1,000,000
Net income (loss)	(8,098,651)	(1,043,182)							(8,098,651)	(1,043,182)
Balance at Jun. 30, 2019	$ 9,380,253	$ (4,017,325)		$ 1,000			$ 42,030,110		$ (32,662,403)	$ (4,018,325)
Balance, shares at Jun. 30, 2019				1,000,000